                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-42827
                                                              File No. 811-06411

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
                                                  ---------
         Post-Effective Amendment No.                27                      /X/
                                                  ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                               27
                                                  ---------

                      DELAWARE INVESTMENTS MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             January 3, 2007

It is proposed that this filing will become effective:
    /X/     immediately upon filing pursuant to paragraph (b)
-----------
    / /     on (date) pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:
   / /         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 27 to Registration File No. 033-42827 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectus (1)

         4.       Part B - Statement of Additional Information (1)

         5.       Part C - Other Information (2)

         6.       Signatures

         7.       Exhibits

This  Post-Effective  Amendment  relates  to the  Class A, B and C shares of the
Registrant's one series, Delaware Tax-Free Florida Insured Fund.

          (1)  The   Registrant's   Prospectus   and   Statement  of  Additional
               Information are incorporated into this filing by reference to the electronic  filing  of  Post-Effective  Amendment  No.  32 to the
               Registration  Statement  on Form N-1A of Voyageur  Mutual  Funds,
               File No. 033-63238, filed January 3, 2007.

          (2)  Items 26 and 27 to Part C are  incorporated  into this  filing by reference to the electronic  filing of  Post-Effective  Amendment
               No. 32 to the  Registration  Statement  on Form N-1A of  Voyageur
               Mutual Funds, File No. 033-63238, filed January 3, 2007.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement  and  Declaration  of Trust  (August 19,
                    2004)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 26 filed December 29, 2005.

               (2)  Executed Certificate of Trust (August 19, 2004) incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 26 filed December 29, 2005.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 26 filed December 29, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement  and  Declaration  of  Trust.  Article  V  of  the
                    Agreement  and   Declaration  of  Trust  (August  19,  2004)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 26 filed December 29, 2005.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 26 filed December 29, 2005.

          (d)  Investment  Advisory Contracts.  Executed  Investment  Management
               Agreement (October 31, 2005) between Delaware  Management Company
               (a  series  of  Delaware   Management  Business  Trust)  and  the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 26 filed December 29, 2005.

          (e)  Underwriter Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed  Distribution  Agreement  (October  31,  2005)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of the Fund  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  25 filed
                         October 31, 2005.

                    (ii) Form  of   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement  between  Lincoln
                         Financial Distributors, Inc. and Delaware Distributors,
                         L.P.  on behalf of the  Registrant  attached as Exhibit
                         No. EX-99.e.1.ii.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 22 filed
                    November 18, 2002.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 22 filed November 18, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 22 filed November 18, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 24 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement (May 16, 2002) between  Mellon Bank,  N.A. and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 22 filed November 18, 2002.

               (2)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed December 3, 2004.

               (3)  Executed  Amendment  (October  31,  2005) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed October 31, 2005.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services Agreement (October 31, 2005)
                    between Delaware Service Company, Inc. and the Registrant on
                    behalf  of  the  Fund   incorporated  into  this  filing  by
                    reference to  Post-Effective  Amendment No. 25 filed October
                    31, 2005.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement attached as Exhibit No.
                         EX-99.h.1.i.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of the Fund  incorporated  into this filing by  reference to
                    Post-Effective Amendment No. 13 filed August 28, 1997.

                    (i)  Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting    Agreement   attached   as   Exhibit   No.
                         EX-99.h.2.i.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of the Fund  attached  as Exhibit No.
                    EX-99.h.3.

          (i)  Legal Opinion. Opinion and Consent of Counsel (December 28, 2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 26 filed December 29, 2005.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting  Firm  (January  2,  2007)  attached  as  Exhibit  No.
               EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital   Agreements.   Letter  of  Investment   Intent
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 1 filed on November 22, 1992.

          (m)  Rule 12b-Plans. Plans under Rule 12b-1 (April 19, 2001) for Class
               A, B and C Shares  incorporated  into this filing by reference to
               Post-Effective Amendment No. 21 filed October 31, 2001.

          (n)  Rule 18f-3 Plan. Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective  Amendment No. 23 filed October 31, 2003.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.p.3.

          (q)  Other. Powers of Attorney (November 15, 2006) attached as Exhibit
               No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.   Article VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 26 filed December 29, 2005.

Item 26.  Business  and  Other  Connections of Investment Adviser.  Incorporated
          into this filing by reference to  Post-Effective  Amendment  No. 32 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File
          No. 033-63238, filed January 3, 2007.

Item 27.  Principal Underwriters.  Incorporated into this filing by reference to
          Post-Effective  Amendment No. 32 to the Registration Statement on Form
          N-1A of Voyageur Mutual Funds,  File No.  033-63238,  filed January 3,
          2007.

Item 28.  Location  of  Accounts and Records.  All accounts and records required to be  maintained by Section 31 (a) of the  Investment  Company Act of
          1940 and the rules under that  section are  maintained  at 2005 Market
          Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas
          City, MO 64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on  this  3rd day of
January, 2007.

                                DELAWARE INVESTMENTS MUNICIPAL TRUST

                                By:           /s/ Patrick P. Coyne
                                                 Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                    Title                             Date
---------------------------- --------------------------------- -----------------

/s/ Patrick P. Coyne         Chairman/President/Chief            January 3, 2007
Patrick P. Coyne             Executive Officer (Principal
                             Executive Officer) and Trustee

Thomas L. Bennett      *     Trustee                             January 3, 2007
Thomas L. Bennett

John A. Fry            *     Trustee                             January 3, 2007
John A. Fry

Anthony D. Knerr       *     Trustee                             January 3, 2007
Anthony D. Knerr

Lucinda S. Landreth    *     Trustee                             January 3, 2007
Lucinda S. Landreth

Ann R. Leven           *     Trustee                             January 3, 2007
Ann R. Leven

Thomas F. Madison      *     Trustee                             January 3, 2007
Thomas F. Madison

Janet L. Yeomans       *     Trustee                             January 3, 2007
Janet L. Yeomans

J. Richard Zecher      *     Trustee                             January 3, 2007
J. Richard Zecher

Richard  Salus         *     Senior Vice President/Chief         January 3, 2007
Richard  Salus               Financial Officer (Principal
                             Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                     (Delaware Investments Municipal Trust)

Exhibit No.     Exhibit
--------------- -----------------------------------------------------------------
EX-99.e.1.ii    Form of Third Amended and Restated Financial Intermediary
                Distribution Agreement between Lincoln Financial Distributors,
                Inc. and Delaware Distributors, L.P. on behalf of the Registrant

EX-99.h.1.i     Executed Schedule B (December 1, 2006) to the Shareholder
                Services Agreement

EX-99.h.2.i.    Executed Amendment No. 31 (August 31, 2006) to Schedule A to
                the Delaware Investments Family of Funds Fund Accounting
                Agreement

EX-99.h.3       Form of Investment Advisory Expense Limitation Letter (December
                2006) between Delaware Management Company (a series of Delaware
                Management Business Trust) and Registrant, on behalf of the Fund

EX-99.j         Consent of Independent Registered Public Accounting Firm
                (January  2,  2007)

EX-99.p.1       Code of Ethics for the Delaware Investments Family of Funds
                (February 2006)

EX-99.p.2       Code of Ethics for Delaware Investments (Delaware Management
                Company, a series of Delaware Management Business Trust, and
                Delaware Distributors, L.P.) (February 2006)

EX-99.p.3       Code of Ethics for Lincoln Financial Distributors, Inc.
                (December 2005)

EX-99.q         Powers of Attorney (November 15, 2006)